Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables related to operating, general and administrative expenses	$ 102,636	$ 53,901
Trade payables related to capital expenditures	11,873	15,796
Other provisions	11,320	3,338
DSU and PSU liability (Note 14e,f)	28,904	3,214
Total	$ 154,733	$ 76,249